Cost of Revenues, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of revenues	$ 14,306,963	$ 16,403,197	$ 17,938,429
Selling expenses	143,095	160,392	237,581
Administrative expenses	2,711,839	3,994,892	3,353,367
Discontinued operations		31,508	361,840
Total depreciation, amortization and other amortization	17,161,897	20,589,989	21,891,217
Expenses relating to variable lease payment not included in the measurement of the lease liability	335,313	281,709
Expenses relating to short-term leases and leases of low-value assets	260,958	177,946
Total	596,271	459,655
Employee benefits
Short-term employee benefits	12,244,970	12,768,333	14,066,490
Other short-term employee benefits	762,818	571,359	795,740
Share-based compensation	373,509	488,832	748,500
Post-employment benefits	141,393	135,731	87,657
Discontinued operations		2,044,661	1,494,544
Employee benefits	$ 13,522,690	$ 16,008,916	$ 17,192,931